MoA Clear Passage 2030 Fund Expense Example - MoA Clear Passage 2030 Fund - MoA Clear Passage 2030 Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	$ 542